ORGANIZATION AND BUSINESS BACKGROUND (Tables)	6 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statement balances and amounts of the VIE
The following tables set forth the financial statement balances and amounts of the VIE that were included in the condensed
consolidated financial statements:

	June 30,	December 31,
	2020	2020
		(Unaudited)
Current assets	$9,708	$6,155
Non-current assets	183	100

Total assets	9,891	6,255

Current liabilities	$6,919	$6,032

Total liabilities	6,919	6,032

	Six months ended December 31,
	2019	2020
	(Unaudited)	(Unaudited)
Net revenue	$365	$20
Cost of revenue	200	16
Net profit	165	4
Net cash provided by (used in) operating activities	785	(555)